Warrants - Fair Value Assumptions (Details)	Dec. 31, 2022 yr	Dec. 31, 2021 yr
Expected volatility range
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.4778
Expected volatility range | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.355
Expected volatility range | Minimum | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.4025	0.3554
Expected volatility range | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.50
Expected volatility range | Maximum | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.4899	0.50
Expected volatility range | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.3563
Expected volatility range | Weighted average | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.4671	0.3751
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Dividend yield | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Risk-free interest rates range
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0418
Risk-free interest rates range | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0019
Risk-free interest rates range | Minimum | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0385	0.0053
Risk-free interest rates range | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Risk-free interest rates range | Maximum | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0424	0.01
Risk-free interest rates range | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.00595
Risk-free interest rates range | Weighted average | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0415	0.0094
Expected term range
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.38
Expected term range | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.08
Expected term range | Minimum | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.03	3.83
Expected term range | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		3.67
Expected term range | Maximum | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.83	10.72
Expected term range | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		1.19
Expected term range | Weighted average | MARIADB CORPORATION AB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.56	9.75